N-2	Jun. 12, 2023
Cover [Abstract]
Entity Central Index Key	0001133869
Amendment Flag	false
Securities Act File Number	001-34058
Document Type	8-K/A
Entity Registrant Name	CAPRICOR THERAPEUTICS, INC.
Entity Address, Address Line One	10865 Road to the Cure, Suite 150
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	727-1755
Entity Emerging Growth Company	false